Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT3-0922
1.9898213.102
Common Stocks - 94.4%
	Shares	Value ($)
Bermuda - 0.4%
Credicorp Ltd. (United States)	33,970	4,395,718
Kunlun Energy Co. Ltd.	8,672,000	6,385,325
TOTAL BERMUDA		10,781,043
Brazil - 3.1%
Banco do Brasil SA	3,121,900	21,703,242
Companhia Siderurgica Nacional SA (CSN)	1,420,300	4,037,922
JBS SA	1,551,700	9,578,728
Vale SA	2,947,000	39,727,344
Vibra Energia SA	2,230,900	7,178,927
TOTAL BRAZIL		82,226,163
British Virgin Islands - 0.0%
VK Co. Ltd. GDR (Reg. S) (a)(b)	217,763	73,240
Cayman Islands - 9.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	902,761	80,679,751
China Feihe Ltd. (c)	5,902,000	5,187,811
China Hongqiao Group Ltd.	4,768,500	4,956,873
CIFI Holdings Group Co. Ltd.	9,550,720	2,591,502
Country Garden Holdings Co. Ltd. (d)	16,136,000	6,228,370
Daqo New Energy Corp. ADR (a)	129,709	8,392,172
Hengan International Group Co. Ltd.	1,406,000	6,797,246
Kingboard Chemical Holdings Ltd.	1,449,000	4,236,302
Lufax Holding Ltd. ADR (d)	1,136,945	5,207,208
Meituan Class B (a)(c)	530,500	11,900,894
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	328,614	9,007,310
TAL Education Group ADR (a)	1,085,140	5,338,889
Tencent Holdings Ltd.	2,019,000	78,031,950
Tencent Music Entertainment Group ADR (a)(d)	1,278,331	5,381,774
Vipshop Holdings Ltd. ADR (a)	796,813	7,298,807
WH Group Ltd. (c)	17,047,000	12,899,423
TOTAL CAYMAN ISLANDS		254,136,282
Chile - 0.6%
Cencosud SA	2,933,141	4,006,988
Empresas CMPC SA	2,396,542	4,071,808
Enel Americas SA	30,897,051	3,127,079
Falabella SA	1,585,532	3,536,699
TOTAL CHILE		14,742,574
China - 13.2%
Agricultural Bank of China Ltd. (H Shares)	66,973,000	22,097,106
Anhui Conch Cement Co. Ltd. (H Shares)	2,576,500	10,191,254
Bank of China Ltd. (H Shares)	104,763,000	37,252,183
Bank of Communications Co. Ltd. (H Shares)	46,533,000	27,683,042
China CITIC Bank Corp. Ltd. (H Shares)	19,780,000	8,264,870
China Construction Bank Corp. (H Shares)	83,638,000	53,412,126
China Galaxy Securities Co. Ltd. (H Shares)	7,548,500	3,731,026
China Life Insurance Co. Ltd. (H Shares)	15,618,000	23,261,759
China Minsheng Banking Corp. Ltd. (H Shares)	13,608,500	4,437,988
China National Building Materials Co. Ltd. (H Shares)	9,932,000	9,970,084
China Petroleum & Chemical Corp. (H Shares)	43,190,000	20,362,203
China Railway Group Ltd. (H Shares)	9,169,000	5,466,429
China Tower Corp. Ltd. (H Shares) (c)	94,500,000	12,158,754
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	7,307,300	10,928,509
CRRC Corp. Ltd. (H Shares)	9,523,000	3,542,359
Dongfeng Motor Group Co. Ltd. (H Shares)	5,354,000	3,696,694
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,918,000	5,541,128
Haitong Securities Co. Ltd. (H Shares)	6,012,800	4,021,351
Industrial & Commercial Bank of China Ltd. (H Shares)	76,383,000	40,382,770
New China Life Insurance Co. Ltd. (H Shares)	1,689,200	4,028,309
People's Insurance Co. of China Group Ltd. (H Shares)	17,864,000	5,347,890
PICC Property & Casualty Co. Ltd. (H Shares)	13,100,000	13,450,617
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	18,413,000	12,173,846
Sinopharm Group Co. Ltd. (H Shares)	2,921,200	6,698,378
TOTAL CHINA		348,100,675
Czech Republic - 0.2%
CEZ A/S	90,991	4,129,437
Egypt - 0.1%
Commercial International Bank SAE	774,183	1,550,821
Greece - 0.1%
National Bank of Greece SA (a)	1,197,060	3,729,091
Hong Kong - 2.4%
Beijing Enterprises Holdings Ltd.	1,044,000	3,344,832
China Merchants Holdings International Co. Ltd.	2,972,823	4,794,448
China Overseas Land and Investment Ltd.	8,106,500	22,357,702
China Taiping Insurance Group Ltd.	3,053,600	3,217,018
CITIC Pacific Ltd.	13,945,000	15,046,580
Lenovo Group Ltd.	15,214,000	14,710,284
TOTAL HONG KONG		63,470,864
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	716,445	5,261,860
India - 16.6%
Aurobindo Pharma Ltd.	612,361	4,230,728
Bajaj Auto Ltd.	151,284	7,482,104
Bharat Petroleum Corp. Ltd.	1,913,348	7,985,677
Cipla Ltd./India	1,086,806	13,419,632
Dr. Reddy's Laboratories Ltd.	264,588	13,675,402
GAIL India Ltd.	3,965,129	7,342,588
HCL Technologies Ltd.	2,278,360	27,368,588
Hero Motocorp Ltd.	282,917	10,089,537
Hindustan Petroleum Corp. Ltd.	1,390,705	4,236,029
Indian Oil Corp. Ltd.	8,308,717	7,654,732
Indus Towers Ltd.	1,760,489	4,953,677
Infosys Ltd.	1,739,729	34,088,318
ITC Ltd.	6,201,705	23,756,083
Jindal Steel & Power Ltd.	866,963	4,260,113
Lupin Ltd.	524,328	4,266,127
Mahindra & Mahindra Ltd.	2,085,483	30,736,519
Maruti Suzuki India Ltd.	277,504	30,845,518
MRF Ltd.	4,532	4,798,316
NTPC Ltd.	10,140,003	19,588,345
Oil & Natural Gas Corp. Ltd.	7,948,161	13,477,454
Reliance Industries Ltd.	698,677	22,195,825
State Bank of India	3,548,188	23,749,778
Sun Pharmaceutical Industries Ltd.	2,220,242	26,451,354
Tata Motors Ltd. (a)	4,323,311	24,639,603
Tata Steel Ltd.	17,281,230	23,494,308
Tech Mahindra Ltd.	1,301,995	17,293,599
Vedanta Ltd.	2,834,940	9,120,600
Wipro Ltd.	3,001,953	15,999,739
TOTAL INDIA		437,200,293
Indonesia - 1.8%
PT Astra International Tbk	44,091,100	18,831,218
PT Indofood Sukses Makmur Tbk	9,557,000	4,383,324
PT Telkom Indonesia Persero Tbk	81,806,600	23,365,607
TOTAL INDONESIA		46,580,149
Korea (South) - 12.3%
BNK Financial Group, Inc.	632,623	3,297,827
E-Mart, Inc.	43,139	3,745,489
GS Holdings Corp.	202,456	6,465,332
Hana Financial Group, Inc.	654,094	18,673,895
Hankook Tire Co. Ltd.	172,730	4,612,811
Hyundai Mobis	144,204	25,285,951
Hyundai Steel Co.	186,091	4,876,638
Industrial Bank of Korea	600,681	4,331,049
KB Financial Group, Inc.	777,792	28,819,327
Kia Corp.	384,901	24,007,471
Korea Investment Holdings Co. Ltd.	101,425	4,916,730
Kumho Petro Chemical Co. Ltd.	42,272	4,206,925
LG Corp.	255,635	15,895,934
LG Display Co. Ltd.	483,154	5,690,624
LG Electronics, Inc.	190,215	13,822,808
POSCO	155,804	28,988,746
Samsung Electronics Co. Ltd.	2,030,241	95,742,133
Shinhan Financial Group Co. Ltd.	760,853	20,874,873
Woori Financial Group, Inc.	1,237,228	11,311,162
TOTAL KOREA (SOUTH)		325,565,725
Kuwait - 0.9%
Agility Public Warehousing Co. KSC	3,423,736	9,928,890
Mobile Telecommunication Co.	4,616,432	9,110,884
National Bank of Kuwait	272,728	948,387
National Industries Group Holding SAK	4,287,248	3,846,006
TOTAL KUWAIT		23,834,167
Luxembourg - 0.1%
Ternium SA sponsored ADR (d)	106,899	3,787,432
Malaysia - 1.7%
Axiata Group Bhd	10,392,200	6,701,732
Genting Bhd	4,627,100	4,925,466
IHH Healthcare Bhd	6,635,900	9,541,593
Kuala Lumpur Kepong Bhd	1,226,600	6,041,532
PPB Group Bhd	1,549,800	5,697,539
Tenaga Nasional Bhd	6,105,100	11,332,329
TOTAL MALAYSIA		44,240,191
Marshall Islands - 0.1%
Star Bulk Carriers Corp. (d)	131,042	3,410,368
Mexico - 1.8%
Alfa SA de CV Series A	5,894,500	4,051,014
America Movil S.A.B. de CV Series L	36,015,500	34,274,396
Arca Continental S.A.B. de CV	448,200	3,104,674
Fibra Uno Administracion SA de CV	6,426,300	6,560,119
TOTAL MEXICO		47,990,203
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	4,848,990	4,996,985
AC Energy Corp.	1,474,290	223,259
Ayala Corp.	517,680	5,806,086
JG Summit Holdings, Inc.	10	9
Metropolitan Bank & Trust Co.	3,891,250	3,418,101
PLDT, Inc.	153,855	4,623,356
TOTAL PHILIPPINES		19,067,796
Poland - 0.6%
KGHM Polska Miedz SA (Bearer)	193,259	4,812,197
PGE Polska Grupa Energetyczna SA (a)	1,750,117	3,902,989
Polski Koncern Naftowy Orlen SA	400,493	6,523,289
TOTAL POLAND		15,238,475
Qatar - 1.1%
Barwa Real Estate Co. (a)	4,145,468	4,097,943
Qatar National Bank SAQ (a)	4,354,593	24,046,369
TOTAL QATAR		28,144,312
Russia - 0.1%
Gazprom OAO (b)	9,889,350	1,543,710
Inter Rao Ues JSC (b)	63,735,100	524,186
Magnit OJSC (b)	135,409	4,150
Mobile TeleSystems OJSC sponsored ADR (b)	753,517	750,495
Sberbank of Russia (a)(b)	440,500	4,040
Surgutneftegas OJSC (b)	29,672,400	541,637
VTB Bank OJSC (b)	9,075,720,096	517,261
TOTAL RUSSIA		3,885,479
Saudi Arabia - 4.1%
Almarai Co. Ltd.	544,425	7,566,290
Banque Saudi Fransi	705,403	9,578,156
Etihad Etisalat Co.	821,838	8,270,894
Jarir Marketing Co.	128,110	5,559,619
Riyad Bank	2,822,564	27,429,070
Saudi Electricity Co.	1,723,756	11,308,133
Saudi Telecom Co.	1,293,474	34,575,290
The Savola Group	569,913	5,029,983
TOTAL SAUDI ARABIA		109,317,435
Singapore - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	5,882,300	3,965,879
South Africa - 3.8%
African Rainbow Minerals Ltd.	229,758	3,232,233
Aspen Pharmacare Holdings Ltd.	825,268	7,209,923
Foschini Group Ltd./The (d)	721,378	5,266,667
Impala Platinum Holdings Ltd.	1,846,930	20,477,865
MTN Group Ltd.	3,471,008	29,048,285
MultiChoice Group Ltd.	848,013	6,072,834
Pepkor Holdings Ltd. (c)	2,739,756	3,329,908
Sibanye-Stillwater Ltd.	5,811,583	14,276,383
Tiger Brands Ltd.	388,619	3,845,270
Woolworths Holdings Ltd.	2,005,925	6,381,062
TOTAL SOUTH AFRICA		99,140,430
Taiwan - 15.1%
Acer, Inc.	6,641,000	5,022,443
ASUSTeK Computer, Inc.	1,522,000	14,311,629
AUO Corp.	19,498,000	8,727,101
Catcher Technology Co. Ltd.	1,660,000	9,450,357
Cheng Shin Rubber Industry Co. Ltd.	4,152,700	4,912,292
Evergreen Marine Corp. (Taiwan)	5,532,000	17,719,012
Foxconn Technology Co. Ltd.	2,311,000	3,800,930
Fubon Financial Holding Co. Ltd.	14,395,872	26,954,064
Gigabyte Technology Co. Ltd.	1,080,000	3,326,300
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,933,000	36,185,361
Innolux Corp.	23,004,000	7,941,280
Largan Precision Co. Ltd.	202,000	14,123,075
Lite-On Technology Corp.	4,640,000	10,148,183
Macronix International Co. Ltd.	4,042,000	4,417,457
Nanya Technology Corp.	2,563,000	4,488,240
Novatek Microelectronics Corp.	1,233,000	10,949,071
Pegatron Corp.	4,594,000	9,532,848
Pou Chen Corp.	5,525,000	4,944,806
Powertech Technology, Inc.	1,595,000	4,557,139
Radiant Opto-Electronics Corp.	1,013,000	3,160,142
Shin Kong Financial Holding Co. Ltd.	30,196,309	8,603,723
Simplo Technology Co. Ltd.	382,000	3,365,447
Sino-American Silicon Products, Inc.	1,213,000	5,768,387
Taiwan Semiconductor Manufacturing Co. Ltd.	6,710,000	114,701,997
Unified-President Enterprises Corp.	9,294,000	21,808,683
United Microelectronics Corp.	17,414,000	23,350,691
Winbond Electronics Corp.	6,068,000	4,708,815
Yang Ming Marine Transport Corp.	3,804,000	11,435,011
TOTAL TAIWAN		398,414,484
Thailand - 1.7%
Bangkok Bank PCL:
(For. Reg.)	26,800	97,873
NVDR	1,221,300	4,460,177
Bank of Ayudhya PCL	79,200	68,532
Bank of Ayudhya PCL NVDR	3,607,500	3,121,588
Charoen Pokphand Foods PCL:
(For. Reg.)	416,900	287,734
(NVDR)	7,092,300	4,894,921
Kasikornbank PCL:
NVDR	2,432,600	9,791,935
(For. Reg.)	96,500	388,441
PTT Global Chemical PCL:
(For. Reg.)	78,100	95,242
NVDR	3,558,100	4,339,051
SCB X PCL:
(For. Reg.)	208,450	583,521
NVDR unit	3,092,200	8,656,093
Thai Beverage PCL	18,609,300	8,703,310
TOTAL THAILAND		45,488,418
Turkey - 0.3%
Akbank TAS	5,604,525	2,699,581
Koc Holding A/S	2,060,693	4,232,607
TOTAL TURKEY		6,932,188
United Arab Emirates - 1.5%
Emaar Properties PJSC (a)	2,129,669	3,188,908
Emirates NBD Bank PJSC (a)	5,341,014	20,066,427
Emirates Telecommunications Corp.	2,079,991	15,799,120
TOTAL UNITED ARAB EMIRATES		39,054,455
TOTAL COMMON STOCKS (Cost $2,828,979,531)		2,489,459,929

Nonconvertible Preferred Stocks - 2.7%
	Shares	Value ($)
Brazil - 2.5%
Bradespar SA (PN)	613,900	2,667,222
Gerdau SA	1,236,000	5,843,057
Metalurgica Gerdau SA (PN)	1,751,700	3,463,383
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	8,333,800	55,004,594
TOTAL BRAZIL		66,978,256
Colombia - 0.2%
Bancolombia SA (PN)	558,300	4,117,902
Russia - 0.0%
AK Transneft OAO (b)	2,792	1,208,561
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $65,535,975)		72,304,719

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $1,888,590)	1,900,000	1,873,860

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	34,303,947	34,310,808
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	24,340,504	24,342,938
TOTAL MONEY MARKET FUNDS (Cost $58,653,746)		58,653,746

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,955,057,842)	2,622,292,254
NET OTHER ASSETS (LIABILITIES) - 0.6% (i)	15,409,674
NET ASSETS - 100.0%	2,637,701,928

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,551	Sep 2022	77,433,675	1,004,259	1,004,259

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,650,636 or 2.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,873,860.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $1,805,321 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	20,250,590	746,208,897	732,148,679	163,687	-	-	34,310,808	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	6,606,250	160,064,161	142,327,473	67,678	-	-	24,342,938	0.1%
Total	26,856,840	906,273,058	874,476,152	231,365	-	-	58,653,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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